Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Dragoneer Growth Opportunities Corp. II
Entity Central Index Key	0001827075
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false